Transactions with related parties	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Transactions with related parties

NOTE 13 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Vessel operating expenses (management fees): Pursuant to the amended management agreement, in each of October 2013, August 2014, February 2015, February 2016 and November 2017 (the “Management Agreement”), the Manager, provided commercial and technical management services to Navios Partners’ vessels for a daily fee (excluding drydocking expenses, which were reimbursed at cost by Navios Partners) of: (a) $4.23 daily rate per Ultra-Handymax vessel; (b) $4.33 daily rate per Panamax vessel; (c) $5.25 daily rate per Capesize vessel; (d) $6.70 daily rate per Containership of TEU 6,800; (e) $7.40 daily rate per Containership of more than TEU 8,000 and (f) $8.75 daily rate per very large Containership of more than TEU 13,000 through December 2019. These fixed daily fees cover our vessels’ operating expenses, other than certain extraordinary fees and costs.

In August 2019, Navios Partners extended the duration of its Management Agreement with the Manager until January 1, 2025. In addition, management fees are fixed for two years commencing from January 1, 2020 at: (a) $4.35 daily rate per Ultra-Handymax Vessel; (b) $4.45 daily rate per Panamax Vessel; (c) $5.41 daily rate per Capesize Vessel; and (d) $6.90 daily rate per 6,800 TEU Containership. The agreement also provides for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% after January 1, 2022 unless agreed otherwise.

Following the liquidation of Navios Europe I, Navios Partners acquired three Sub-Panamax and two Panamax containerships and following the liquidation of Navios Europe II, Navios Partners acquired five drybulk vessels, three Panamax and two Ultra-Handymax vessels. As per the Management Agreement, as amended in December 2019, management fees are fixed for two years commencing from January 1, 2020 at $6.1 daily rate per Sub-Panamax/Panamax Containership. The agreement also provides for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% after January 1, 2022 for the remaining period unless agreed otherwise.

Following the completion of the merger with Navios Containers on March 31, 2021, the 29-vessel fleet of Navios Containers is included in Navios Partners’ owned fleet. As per the Management Agreement, management fees are fixed for two years commencing from January 1, 2020 at: (a) $6.10 and $6.22 daily rate per Containership of TEU 3,000 up to 4,999, respectively; (b) $7.40 and $7.78 daily rate per Containership of TEU 8,000 up to 9,999, respectively; (c) $7.40 and $8.27 daily rate per Containership of TEU 10,000 up to 11,999, respectively. The agreement also provides for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% after January 1, 2022 unless agreed otherwise.

Drydocking expenses are reimbursed at cost for all vessels.

During the three and six month periods ended June 30, 2021, certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation under the Company’s Management Agreement, amounted to $1,398 and $4,865, respectively, and are presented under the caption “Acquisition of/ additions to vessels, net of cash acquired” in the condensed Consolidated Statements of Cash Flows. For the three and six month periods ended June 30, 2020 certain extraordinary fees and costs related to vessels’ regulatory requirements including ballast water treatment system installation and exhaust gas cleaning system installation, under the Company’s management agreement amounted to $1,296 and $1,519, respectively,

Total vessel operating expenses for each of the three and six month periods ended June 30, 2021, amounted to $41,771 and $64,733, respectively. Total vessel operating expenses for each of the three and six month periods ended June 30, 2020, amounted to $21,930 and $44,135, respectively.

General and administrative expenses: Pursuant to the Administrative Services Agreement, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager, until December 31, 2022. In August 2019, Navios Partners extended the duration of its existing administrative services agreement with the Manager until January 1, 2025, which provide for allocable general and administrative costs.

Total general and administrative expenses charged by the Manager for each of the three and six month periods ended June 30, 2021, amounted to $6,113 and $9,798, respectively. Total general and administrative expenses charged by the Manager for each of the three and six month periods ended June 30, 2020, amounted to $3,203 and $6,405, respectively.

Balance due from related parties, short term: Balance due from related parties as of June 30, 2021 and December 31, 2020 amounted to $0 and $5,000, respectively, that consisted of the receivable from the Navios Holdings Guarantee, which was fully repaid in April 2021.

Balance due to related parties: Amounts due to related parties, short-term as of June 30, 2021 and December 31, 2020 were $17,181 and $35,979, respectively, and mainly consisted of payables to the Manager.

Impairment of receivable in affiliated company: Navios Holdings, Navios Maritime Acquisition Corporation (“Navios Acquisition”) and Navios Partners have made available to Navios Europe II revolving loans of up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the availability under the Navios Revolving Loans II was increased by $14,000 (see Note 15 - Investment in Affiliates).

On April 21, 2020, Navios Europe II agreed with the lender to fully release the liabilities under the junior participating loan facility for $5,000. Navios Europe II owned seven container vessels and seven dry bulk vessels. Navios Partners had a net receivable of approximately $17,276 from Navios Europe II.

As of March 31, 2020, the decline in the fair value of the investment was considered as other-than-temporary and, therefore, an aggregate loss of $6,900 was recognized and included in the accompanying condensed Consolidated Statements of Operations for the six month period ended June 30, 2020, as “Impairment of receivable in affiliated company”. The fair value of the Company’s investment was determined based on the liquidation value of Navios Europe II, including the individual fair values assigned to the assets and liabilities of Navios Europe II.

On May 14, 2020, an agreement was reached to liquidate Navios Europe II before its original expiring date. The transaction was completed on June 29, 2020.

As a result of the Europe II liquidation Navios Partners acquired 100% of the stock of the five vessels owning Companies owning the dry bulk vessels of Navios Europe II with a fair value of $56,050 and working capital balances of $(2,718). The purchase was funded through a credit facility (Note 7 – Borrowings) and cash on hand for total of $36,056 and the satisfaction of its receivable balances in the amount of approximately $17,276 representing the Revolving Loan, Term Loan and accrued interest thereof directly owned to Navios Partners, previously presented under the captions “Amounts due/to from related parties” and “Loans receivable from affiliates”.

Following the Liquidation of Navios Europe II, there was no balance due from Navios Europe II as of June 30, 2021 and December 31, 2020.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Partners entered into an omnibus agreement with Navios Acquisition and Navios Holdings (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for containerships and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

In connection with the Navios Maritime Midstream Partners L.P. (“Navios Midstream”) initial public offering effective November 18, 2014, Navios Partners entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Holdings pursuant to which Navios Acquisition, Navios Holdings and Navios Partners have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years and also providing rights of first offer on certain tanker vessels.

Navios Holdings Guarantee: On November 15, 2012 (as amended and supplemented in March 2014, December 2017 and July 2019), Navios Holdings and Navios Partners entered into the Navios Holdings Guarantee by which Navios Holdings would provide supplemental credit default insurance with a maximum cash payment of $20,000. In October 2020, Navios Holdings paid an amount of $5,000 to Navios Partners. As of December 31, 2020, the outstanding claim receivable amounted to $5,000, presented under the caption “Amounts due from related parties-short term” in the condensed Consolidated Balance Sheets. In April 2021, Navios Holdings paid the amount of $5,000 to Navios Partners as the final settlement of the outstanding balance of the claim. As of June 30, 2021, the outstanding claim receivable amounted to $0.

General partner: In August 2019, Navios Holdings announced that it sold certain assets, including its ship management division and the general partnership interest in Navios Partners to N Shipmanagement Acquisition Corp. and related entities, affiliated with Navios Holdings’ Chairman and Chief Executive Officer, Angeliki Frangou.

Acquisition of vessels: On March 30, 2021, Navios Partners acquired the Navios Avior, a 2012-built Panamax vessel of 81,355 dwt, and the Navios Centaurus, a 2012-built Panamax vessel of 81,472 dwt, from Navios Holdings, for a purchase price of $39,250, including working capital balances of $(5,766).

On May 10, 2021, Navios Partners acquired the Ete N, a 2012-built Containership of 2,782 TEU, the Fleur N, a 2012-built Containership of 2,782 TEU and the Spectrum N, a 2009-built Containership of 2,546 TEU from Navios Acquisition, for an aggregate purchase price of $55,500.

On June 4, 2021, Navios Partners acquired the Navios Koyo, a 2011-built Capesize vessel of 181,415 dwt, from its affiliate, Navios Holdings, for a purchase price of $28,500.

On June 30, 2021, Navios Partners acquired the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt and the Navios Bonavis, a 2009-built Capesize vessel of 180,022 dwt, from its affiliate, Navios Holdings, for an aggregate purchase price of $58,000.

As of June 30, 2021, Navios Holdings held 9.9% common unit interest in Navios Partners, represented by 2,562,893 common units. Olympos Maritime Ltd. held a general partner interest of 2.0% represented by 531,995 general partner units.